Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Derivative Liability Activity

The Company’s activity in its derivative liability was as follows for the three months ended March 31, 2021:

Balance of derivative liability at December 31, 2020	$246
Change in fair value recognized in non-operating expense	67
Balance of derivative liability at March 31, 2021	$313

The Company’s activity in its derivative liability was as follows for the year ended December 31, 2020:

Balance of derivative liability at January 1, 2020	$-
Transfers in due to issuance of convertible notes with embedded conversion provisions	555
Change in fair value recognized in non-operating income (expense)	(309)
Balance of derivative liability at December 31, 2020	$246

Schedule of Derivative Liability Fair Value

The following table summarizes the Company’s derivative as of March 31, 2021:

	March 31, 2021
	Level 1	Level 2	Level 3	Fair Value

Liabilities
Derivative liability	$-	$-	$313	$313

The following table summarizes the Company’s derivative as of December 31, 2020:

	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value

Liabilities
Derivative liability	$-	$-	$246	$246
The following table summarizes the Company’s derivative as of December 31, 2020:
	December 31, 2020
	Level 1	Level 2	Level 3	Fair Value

Liabilities
Derivative liability	$-	$-	$246	$246

Schedule of Notes Payable

Notes payable consisted of the following:

	As of March 31, 2021
	Principal	Discount	Net
December 2020 Note	$230	$(201)	$29
March 2021 Note	1,210	(1,172)	38
Total notes payable	$1,460	$(1,373)	$67

	As of December 31, 2020
	Principal	Discount	Net
Total notes payable-December 2020 Note	$230	$(225)	$5

Notes payable consisted of the following:

	As of December 31, 2020
	Principal	Discount	Net
Total notes payable-December 2020 Note	$230	$225	$5

	As of December 31, 2019
	Principal	Discount	Net
Total notes payable-June 2018 Note	$929	$(877)	$52